Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Master Investment Portfolio
Entity Central Index Key	0000915092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000104371 [Member]
Shareholder Report [Line Items]
Fund Name	Total International ex U.S. Index Master Portfolio
Class Name	Total International ex U.S. Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares MSCI Total International Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 1,995,272,378
Holdings Count | Holding	1,798
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$1,995,272,378
Number of Portfolio Holdings	1,798
Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	13.6%
China	8.7%
Canada	7.8%
United States	7.2%
United Kingdom	7.2%
Germany	6.5%
France	5.9%
Taiwan	5.5%
India	5.4%
Switzerland	4.9%
Other#	30.1%
Liabilities in Excess of Other Assets	(2.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Tencent Holdings Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.0%
Nestle SA, Class N	0.9%
Alibaba Group Holding Ltd.	0.8%
Novartis AG, Class N	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
HSBC Holdings PLC	0.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Tencent Holdings Ltd.	1.4%
SAP SE	1.1%
ASML Holding NV	1.0%
Nestle SA, Class N	0.9%
Alibaba Group Holding Ltd.	0.8%
Novartis AG, Class N	0.8%
Roche Holding AG	0.8%
Novo Nordisk A/S, Class B	0.7%
HSBC Holdings PLC	0.7%
(a)Excludes short-term securities.
C000101834 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Index Master Portfolio
Class Name	Large Cap Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$2	0.03%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[2]
Net Assets	$ 35,354,959,023
Holdings Count | Holding	1,016
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$35,354,959,023
Number of Portfolio Holdings	1,016
Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	31.1%
Financials	14.8%
Consumer Discretionary	10.5%
Communication Services	9.5%
Industrials	9.3%
Health Care	9.2%
Consumer Staples	5.3%
Energy	3.0%
Real Estate	2.3%
Utilities	2.3%
Materials	2.1%
Short-Term Securities	8.8%
Liabilities in Excess of Other Assets	(8.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Apple, Inc.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.8%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
Tesla, Inc.	1.5%
Alphabet, Inc., Class C	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Microsoft Corp.	6.4%
Apple, Inc.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.8%
Broadcom, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.5%
Tesla, Inc.	1.5%
Alphabet, Inc., Class C	1.4%
(b)Excludes short-term securities.
C000135466 [Member]
Shareholder Report [Line Items]
Fund Name	International Tilts Master Portfolio
Class Name	International Tilts Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$22	0.40%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[3]
Net Assets	$ 712,765,922
Holdings Count | Holding	348
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$712,765,922
Number of Portfolio Holdings	348
Portfolio Turnover Rate	68%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.0%
United Kingdom	12.1%
Germany	11.1%
United States	10.8%
France	9.9%
Switzerland	7.7%
Australia	5.7%
Netherlands	4.6%
Italy	2.7%
Sweden	2.4%
Other#	11.0%
Liabilities in Excess of Other Assets	(1.0)%
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
ASML Holding NV	2.3%
Novartis AG, Class N	2.3%
Roche Holding AG	1.8%
Shell PLC	1.7%
AstraZeneca PLC	1.6%
Allianz SE	1.6%
ABB Ltd., Class N	1.5%
Safran SA	1.4%
Sony Group Corp.	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
SAP SE	2.7%
ASML Holding NV	2.3%
Novartis AG, Class N	2.3%
Roche Holding AG	1.8%
Shell PLC	1.7%
AstraZeneca PLC	1.6%
Allianz SE	1.6%
ABB Ltd., Class N	1.5%
Safran SA	1.4%
Sony Group Corp.	1.2%
(a)Excludes short-term securities.
C000012004 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Equity Master Portfolio
Class Name	Diversified Equity Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Equity Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Diversified Equity Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Master Portfolio	$7	0.14%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[4]
Net Assets	$ 2,829,788,969
Holdings Count | Holding	2,422
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$2,829,788,969
Number of Portfolio Holdings	2,422
Portfolio Turnover Rate	71%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	21.5%
Financials	17.0%
Consumer Discretionary	10.4%
Health Care	9.3%
Industrials	9.2%
Communication Services	6.5%
Consumer Staples	3.8%
Energy	3.3%
Real Estate	2.8%
Materials	2.3%
Utilities	2.1%
Short-Term Securities	17.5%
Liabilities in Excess of Other Assets	(5.7)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	2.6%
Microsoft Corp.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Apple, Inc.	2.0%
Amazon.com, Inc.	1.4%
Tencent Holdings Ltd.	1.0%
Meta Platforms, Inc., Class A	1.0%
Broadcom, Inc.	0.9%
Alphabet, Inc., Class A	0.7%
Walmart, Inc.	0.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	2.6%
Microsoft Corp.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Apple, Inc.	2.0%
Amazon.com, Inc.	1.4%
Tencent Holdings Ltd.	1.0%
Meta Platforms, Inc., Class A	1.0%
Broadcom, Inc.	0.9%
Alphabet, Inc., Class A	0.7%
Walmart, Inc.	0.7%
(b)Excludes short-term securities.
C000012005 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Master Portfolio
Class Name	Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Institutional’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[5]
Net Assets	$ 80,198,390,490
Holdings Count | Holding	337
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$80,198,390,490
Number of Portfolio Holdings	337

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	31.8%
Certificates of Deposit	29.7%
Commercial Paper	20.3%
Time Deposits	11.9%
U.S. Treasury Obligations	2.1%
Municipal Bonds	0.6%
Corporate Bonds	0.5%
Other Assets Less Liabilities	3.1

C000012009 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Total Bond Index Master Portfolio
Class Name	U.S. Total Bond Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares U.S. Aggregate Bond Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$2	0.04%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[6]
Net Assets	$ 3,168,460,391
Holdings Count | Holding	8,250
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$3,168,460,391
Number of Portfolio Holdings	8,250
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	45.5%
U.S. Government Sponsored Agency Securities	25.9%
Corporate Bonds	24.8%
Foreign Agency Obligations	2.3%
Non-Agency Mortgage-Backed Securities	0.8%
Municipal Bonds	0.4%
Asset-Backed Securities	0.3%
Capital Trusts	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	74.5%
AA/Aa	3.0%
A	11.6%
BBB/Baa	10.8%
BB/Ba	—	%(b)
N/R	0.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000012007 [Member]
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Master Portfolio
Class Name	S&P 500 Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$1	0.01%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[7]
Net Assets	$ 50,123,009,919
Holdings Count | Holding	508
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$50,123,009,919
Number of Portfolio Holdings	508
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.0%
Financials	14.0%
Consumer Discretionary	10.3%
Communication Services	9.7%
Health Care	9.3%
Industrials	8.5%
Consumer Staples	5.5%
Energy	3.0%
Utilities	2.4%
Real Estate	2.0%
Other*	2.0%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class A	2.0%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc., Class C	1.6%
(b)Excludes short-term securities.
C000012008 [Member]
Shareholder Report [Line Items]
Fund Name	Treasury Money Market Master Portfolio
Class Name	Treasury Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Treasury’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$4	0.07%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[8]
Net Assets	$ 22,110,326,211
Holdings Count | Holding	101
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$22,110,326,211
Number of Portfolio Holdings	101

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	54.3%
U.S. Treasury Obligations	43.3%
Other Assets Less Liabilities	2.4

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.